Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Movement of Allowance for Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2012	December 31, 2013	December 31, 2014
Beginning Balance	117,288	92,072	139,516
Additions	52,349	50,234	1,860
Reversal of allowance for doubtful accounts	(61,994)	(3,953)	(4,429)
Amount written-off against allowance	(1,113)	0	(2,586)
Transfer to assets classified as held for sale	(14,655)	0	0
Effect of deconsolidation of former subsidiaries	0	0	(12,825)
Foreign currency exchange rate effect	197	1,163	(2,635)

Ending balance	92,072	139,516	118,901

Schedule of Project Assets

Build-to-sell project assets, which are included in inventories in the Group’s consolidated balance sheets, consisted of the following at December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
Project assets - current (Note 3)	0	40,094
Project assets - noncurrent (i)(Note 10)	34,664	0

Total build-to-sell assets	34,664	40,094

(i)	Project assets which are not expected to be constructed and sold within the next 12 months are reported as noncurrent assets.

Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Government Subsidy

The Group received government subsidies of US$49,685 and US$17,895, US$19,997 for the years ended December 31, 2012, 2013 and 2014, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Reduction to cost of goods sold	18,842	0	4,796
Reduction to selling and G&A expenses	72	0	6,676
Other income	4,242	1,804	599
Reduction to acquisition cost of the equipment and power plant project	15,237	0	7,926
Deferred revenue	11,292	16,091	0

Total	49,685	17,895	19,997